Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 1,548	€ 2,573
Other taxes, current assets	450	766
Other assets, current	688	633
Other current assets, total	2,686	3,972
Fair value of derivative financial instruments, non-current assets	152	54
Other taxes, non-current assets	181	223
Other assets, non-current	920	594
Other non-current assets, total	1,253	871
Fair value of derivatives financial instruments, current liabilities	1,609	2,704
Contract liabilities, current	1,298	1,669
Other taxes, current liabilities	1,124	1,411
Other liabilities, current	841	1,362
Other current liabilities, total	4,872	7,146
Fair value of derivatives financial instruments, non-current liabilities	162	50
Contract liabilities, non-current	394	456
Other taxes, non-current liabilities	26	63
Other liabilities, non-current	1,295	1,042
Other non-current liabilities, total	€ 1,877	€ 1,611